Consolidated statement of changes in equity - EUR (€) € in Millions		Equity attributable to the owners Adoption of IAS 29	[3]	Equity attributable to the owners Opening balance after adjustment, cumulative effect at date of initial application [member]	Equity attributable to the owners	Share capital Opening balance after adjustment, cumulative effect at date of initial application [member]	Share capital	Additional paid-in capital. Opening balance after adjustment, cumulative effect at date of initial application [member]	[1]	Additional paid-in capital. [1]	Treasury shares. Opening balance after adjustment, cumulative effect at date of initial application [member]	Treasury shares.	Accumulated comprehensive losses Adoption of IAS 29	[2],[3]	Accumulated comprehensive losses Opening balance after adjustment, cumulative effect at date of initial application [member]	[2]	Accumulated comprehensive losses [2]	Non-controlling interests. Opening balance after adjustment, cumulative effect at date of initial application [member]	Non-controlling interests.	Adoption of IAS 29	[3]	Opening balance after adjustment, cumulative effect at date of initial application [member]	Total
Beginning balance at Mar. 31, 2021					€ 55,804		€ 4,797			€ 150,812		€ (6,172)					€ (93,633)		€ 2,012				€ 57,816
Issue or reissue of shares					1					1		90					(90)						1
Share-based payments					73					73									6				79
Transactions with non-controlling shareholders in subsidiaries					(38)												(38)		236				198
Comprehensive income	[3]				2,354												2,354		292				2,646
Dividends					(1,254)												(1,254)		(391)				(1,645)
Purchase of treasury shares					(1,048)							(1,048)											(1,048)
Ending balance at Sep. 30, 2021					55,892		4,797			150,886		(7,130)					(92,661)		2,155				58,047
Beginning balance at Mar. 31, 2022		€ 565		€ 55,252	54,687	€ 4,797	4,797	€ 149,018		149,018	€ (7,278)	(7,278)	€ 565		€ (91,285)		(91,850)	€ 2,290	2,290	€ 565		€ 57,542	56,977
Issue or reissue of shares					9					1		108					(100)						9
Share-based payments					66					66									5				71
Transactions with non-controlling shareholders in subsidiaries					(24)												(24)		(12)				(36)
Comprehensive income					1,415												1,415		286				1,701
Dividends					(1,265)												(1,265)		(285)				(1,550)
Ending balance at Sep. 30, 2022					€ 55,453		€ 4,797			€ 149,085		€ (7,170)					€ (91,259)		€ 2,284				€ 57,737

[1]	Includes share premium, capital reserve, capital redemption reserve, merger reserve and share-based payment reserve. The merger reserve was derived from acquisitions made prior to 31 March 2004 and subsequently allocated to additional paid-in capital on adoption of IFRS.
[2]	Includes accumulated losses and accumulated other comprehensive income.
[3]	This opening balance adjustment relates to the adoption of hyperinflationary accounting in Turkey. See Note 1 ‘Basis of preparation’ for more information.